Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
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Cash and Cash Equivalents
Note 12: Cash and Cash Equivalents

	December 31,

	2022	2021
Cash
Cash at bank and on hand	820	389
Cash equivalents
Money market accounts	249	389
Cash and cash equivalents	1,069	778
Of total cash and cash equivalents, $81 million and $70 million as of December 31, 2022 and 2021, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.